Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components Of Income Tax Expense Benefit [Line Items]
U.S. Federal	$ 54,345	$ 69,079	$ 86,719
State	11,631	10,643	9,801
Foreign	6,837	10,499	9,416
Income tax expense	72,813	90,221	105,936
Current	64,523	100,956	103,216
Deferred	8,290	(10,735)	2,720
Income tax expense	$ 72,813	$ 90,221	$ 105,936